Loans and Related Allowance for Loan Losses (Average of Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	$ 7,303	$ 7,856	$ 8,601
Interest Income Recognized, Total	139	162	133
Cash Basis Interest Income, Total	127	61	18
Commercial, Financial and Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	48	127	199
Impaired Loans with No Allowance: Interest Income Recognized	1		14
Impaired Loans with No Allowance: Cash Basis Interest Income	2
Average Recorded Investment, Total	48	127	199
Interest Income Recognized, Total	1		14
Cash Basis Interest Income, Total	2
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,141	2,345	2,492
Impaired Loans with No Allowance: Interest Income Recognized	62	96	119
Impaired Loans with No Allowance: Cash Basis Interest Income	49	24	3
Impaired Loans with Allowance: Average Recorded Investment	119	119
Average Recorded Investment, Total	2,260	2,464	2,492
Interest Income Recognized, Total	62	96	119
Cash Basis Interest Income, Total	49	24	3
Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	420	1,254	1,362
Impaired Loans with No Allowance: Interest Income Recognized		2
Impaired Loans with No Allowance: Cash Basis Interest Income		6
Impaired Loans with Allowance: Average Recorded Investment	739	838	674
Impaired Loans with Allowance: Cash Basis Interest Income			15
Average Recorded Investment, Total	1,159	2,092	2,036
Interest Income Recognized, Total		2
Cash Basis Interest Income, Total		6	15
Real Estate - Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	3,205	1,920	1,371
Impaired Loans with No Allowance: Interest Income Recognized	76	64
Impaired Loans with No Allowance: Cash Basis Interest Income	71	24
Impaired Loans with Allowance: Average Recorded Investment	631	1,253	2,503
Impaired Loans with Allowance: Cash Basis Interest Income	5	7
Average Recorded Investment, Total	3,836	3,173	3,874
Interest Income Recognized, Total	76	64
Cash Basis Interest Income, Total	$ 76	$ 31